Employee Benefits - Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt [member] | Grupo Televisa, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	$ 45	$ 28
Debt [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	30	30
Debt [member] | Grupo Financiero Banorte, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	8
Debt [member] | Grupo BBVA Bancomer, S.A. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	19	10
Debt [member] | Gentera, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	4
Debt [member] | Grupo Industrial Bimbo, S.A.B. de C. V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	27	$ 5
Capital [member] | Grupo Televisa, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	1
Capital [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	3
Capital [member] | Grupo Aeroportuario del Suereste, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	2
Capital [member] | CEMEX, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	$ 3